Note 20 - Interest Rate Risk and Liquidity Risk	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of how entity manages liquidity risk [text block]
20.	Interest rate risk and liquidity risk:

The Bank is exposed to interest rate risk as a consequence of any mismatch, or gap, between assets and liabilities scheduled to mature or reset on particular dates. The gaps, which existed at October 31, 2023 are set out below:

(thousands of Canadian dollars)
	Floating	Within	3 months to	1 year to	2 years to	Over	Non-interest
	rate	3 months	1 year	2 years	5 years	5 years	rate sensitive	Total

Assets
Cash	$132,242		$-	$-	$-	$-	$-	$132,242
Effective rate	4.90%

Securities	-	164,930	-	3,010	-	-	-	167,940
Effective rate		4.72%		4.76%

Loans	811,219	101,786	355,277	224,579	1,682,029	657,346	18,168	3,850,404
Effective rate	9.61%	6.42%	6.76%	5.59%	5.93%	6.25%

Other	-	-	-	-	-	-	51,024	51,024
Effective rate

Total Assets	$943,461	$266,716	$355,277	$227,589	$1,682,029	$657,346	$69,192	$4,201,610

Liabilities
Deposits	$555,353	$403,000	$1,461,075	$433,205	$618,569	$-	$62,164	$3,533,366
Effective rate	3.94%	3.93%	4.66%	3.71%	4.17%

Subordinated notes	-	-	-	-	-	106,850	-	106,850
Effective rate						5.61%

Other	162,587	-	-	-	-	-	21,649	184,236
Effective rate	4.05%

Equity	-	-	-	13,647	-	-	363,511	377,158
Effective rate				6.77%

Total liabilities and equity	$717,940	$403,000	$1,461,075	$446,852	$618,569	$106,850	$447,324	$4,201,610

Interest rate swap	$20,785	$-	$-	$-	$-	$(20,785)	$-	$-

October 31, 2023 gap	$246,306	$(136,284)	$(1,105,798)	$(219,263)	$1,063,460	$529,711	$(378,132)	$-
Cumulative	$246,306	$110,022	$(995,776)	$(1,215,039)	$(151,579)	$378,132	$-	$-

October 31, 2022 gap	$116,936	$(47,087)	$(383,153)	$(291,346)	$623,906	$307,416	$(326,672)	$-
Cumulative	$116,936	$69,849	$(313,304)	$(604,650)	$19,256	$326,672	$-	$-